Expected credit loss measurement - Changes to ECL models, scenarios, scenario weights and key inputs (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (3,527)	$ (1,244)	$ (1,091)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(1,110)
Stage 1 and 2 positions | Twelve-month expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(487)	(308)	(260)
Stage 1 and 2 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(623)	(272)	(267)
Stage 3 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (2,417)	$ (664)	$ (564)
Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	15.00%	15.00%
Total allowance and provisions	$ (1,116)	$ (492)
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights	25.00%	25.00%
Total allowance and provisions	$ (2,381)	$ (1,322)
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights	60.00%	60.00%
Total allowance and provisions	$ (818)	$ (396)
Baseline | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (818)	$ (396)
Asset price appreciation / inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights	0.00%	0.00%
Large corporate clients | Stage 1 and 2 positions | Lifetime expected credit losses
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	$ (194)
Large corporate clients | Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(401)	$ (146)
Large corporate clients | Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(757)	(252)
Large corporate clients | Baseline
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(247)	(108)
Ship financing | Mild debt crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(28)
Ship financing | Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(42)
Ship financing | Baseline
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(27)
Model updates
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	49
Post-model adjustment | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total allowance and provisions	(235)	$ (133)
Investment Bank | Model updates | Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	68
Global Wealth Management | Model updates | Ship financing
Disclosure Of Provision Matrix [Line Items]
Increase / decrease in ECL allowances	$ (17)